Tax - Deferred tax assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Deferred tax asset	£ 3,457	£ 4,869	£ 4,495
Deferred tax liability	(44)	(29)	£ (122)
Net deferred tax	3,413	4,840
Operating segments [member] | Intermediate Holding Company [member
Disclosure of operating segments [line items]
Deferred tax asset	1,413	2,207
Operating segments [member] | Barclays Bank PLC [member]
Disclosure of operating segments [line items]
Deferred tax asset	1,234	1,766
Operating segments [member] | Barclays PLC [member]
Disclosure of operating segments [line items]
Deferred tax asset	492	575
Operating segments [member] | Other [member]
Disclosure of operating segments [line items]
Deferred tax asset	£ 318	£ 321